1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

ALEXANDER C. KARAMPATSOS
alexander.karampatsos@dechert.com
+1 202 261 3402 Direct
+1 202 261 8365 Fax

March 3, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 883 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses for the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 27, 2023.

No fees are required in connection with this filing. If you have any questions, please contact the undersigned at 202-261-3402.

Sincerely,

/s/ Alexander C. Karampatsos

Alexander C. Karampatsos